Principal Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 133,256	$ 141,538	$ 160,670
PRC
Disaggregation of Revenue [Line Items]
Total revenues	68,590	79,193	91,671
United States
Disaggregation of Revenue [Line Items]
Total revenues	24,106	22,849	22,736
Others
Disaggregation of Revenue [Line Items]
Total revenues	$ 40,560	$ 39,496	$ 46,263